Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share:

	Six months ended June 30,
	2025	2024
Basic net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$(2,388,294)	$131,797
Denominator:
Weighted average number of shares	7,999,615	7,878,501
Basic earnings (loss) per ordinary share	$(0.3)	$0.02

Diluted net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$(2,388,294)	$131,797

Denominator:
Number of shares used in basic calculation	7,999,615	7,878,501
Effect of dilutive securities:
Weighted average effect of dilutive securities	-	67,823
Denominator for diluted earnings per ordinary share	7,999,615	7,946,324
Diluted earnings (loss) per ordinary share	$(0.30)	$0.02